SALES (Tables)	12 Months Ended
Dec. 31, 2024
SALES
Schedule of Sales by Product and Geographical Area

	Year ended December 31, 2024
	Argentina $	Burkina Faso $	Côte d'Ivoire $	Mexico $	Peru $	Total $
Silver-gold concentrates	-	-	-	104,387	-	104,387
Silver-lead concentrates	-	-	-	-	64,344	64,344
Zinc concentrates	-	-	-	-	49,489	49,489
Gold doré	231,911	278,347	330,415	-	-	840,673
Provisional pricing adjustments	-	-	-	2,060	1,084	3,144
Sales to external customers	231,911	278,347	330,415	106,447	114,917	1,062,037

	Year ended December 31, 2023
	Argentina $	Burkina Faso $	Côte d'Ivoire $	Mexico $	Peru $	Total $
Silver-gold concentrates	-	-	-	148,828	-	148,828
Silver-lead concentrates	-	-	-	-	60,813	60,813
Zinc concentrates	-	-	-	-	42,989	42,989
Gold doré	207,509	228,846	154,165	-	-	590,520
Provisional pricing adjustments	-	-	-	878	(1,600)	(722)
Sales to external customers	207,509	228,846	154,165	149,706	102,202	842,428

Schedule of Sales by Major Customer

	Years ended December 31,
	2024 $	2023 $
Customer 1	330,415	154,165
Customer 2	278,347	228,846
Customer 3	231,911	207,505
Customer 4	114,917	102,206
Customer 5	67,596	71,187
Customer 6	38,851	78,519
	1,062,037	842,428